CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

	As of			As of
	December 31,			December 31,
	2024			2023
		% of				% of
	Amount	Total		Amount		Total
A	$795,879	52.82%		$	*	* %
B	316,273	20.99%			*	* %
C	*	*	%		997,506	39.39%
D	*	*	%		553,800	21.87%
E	*	*	%		479,511	18.93%
Total	$1,112,152	73.81%			$2,030,817	80.19%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Customer		% of		% of
	Amount	Total	Amount	Total
A	$4,612,959	21.77%	$1,951,384	12.61%
B	2,182,042	10.30%	*	*	%
C	2,151,473	10.15%	*	*	%
D	*	* %	1,611,111	10.41%
E	*	* %	*	*	%
Total	$8,946,474	42.22%	$3,562,495	23.02%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable for the years ended December 31, 2024 and 2023.

	As of		As of
	December 31,		December 31,
	2024		2023
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$724,946	32.69%	$829,815	89.25%
B	417,196	18.81%	*	*	%
C	324,219	14.62%	*	*	%
D	273,999	12.35%	*	*	%
Total	$1,740,360	78.47%	829,815	89.25%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the year ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Suppliers		% of			% of
	Amount	Total	Amount		Total
A	$3,808,157	16.99%	$	*	* %
B	2,471,212	11.02%		1,706,583	11.95%
C	*	* %		2,607,552	18.25%
Total	$6,279,369	28.01%		4,314,135	30.20%